Post-retirement pension and other defined benefit schemes - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-retirement benefits
Current service cost	$ (86)	$ (72)
Past service credit/(cost)	26	(9)
Expenses	(5)	(5)
Total credit/(charge) to Operating profit	(65)	(86)
Interest income on scheme assets	289	262
Interest expense on post-retirement scheme obligations	(340)	(312)
Net interest on post-employment defined benefit plan liabilities	(51)	(50)	$ (38)
Credit/(charge) before taxation	(116)	(136)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	85	(315)
Experience gains/(losses) arising on the post-retirement scheme obligations	59	(40)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	220	436
Changes in demographic assumptions	(74)	(1)
Remeasurement of the defined benefit liability	290	80	$ (406)
UK defined benefit plans
Post-retirement benefits
Current service cost	(5)	(6)
Past service credit/(cost)	32	(2)
Expenses	(5)	(5)
Total credit/(charge) to Operating profit	22	(13)
Interest income on scheme assets	232	214
Interest expense on post-retirement scheme obligations	(248)	(231)
Net interest on post-employment defined benefit plan liabilities	(16)	(17)
Credit/(charge) before taxation	6	(30)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	61	(370)
Experience gains/(losses) arising on the post-retirement scheme obligations	17	3
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	87	414
Changes in demographic assumptions	(74)	(1)
Remeasurement of the defined benefit liability	91	46
SWEDEN
Post-retirement benefits
Current service cost	(41)	(26)
Past service credit/(cost)	(5)	(8)
Total credit/(charge) to Operating profit	(46)	(34)
Interest income on scheme assets	40	33
Interest expense on post-retirement scheme obligations	(55)	(47)
Net interest on post-employment defined benefit plan liabilities	(15)	(14)
Credit/(charge) before taxation	(61)	(48)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	25	55
Experience gains/(losses) arising on the post-retirement scheme obligations	60	(33)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	89	11
Changes in demographic assumptions		(1)
Remeasurement of the defined benefit liability	174	32
Rest of Group
Post-retirement benefits
Current service cost	(40)	(40)
Past service credit/(cost)	(1)	1
Total credit/(charge) to Operating profit	(41)	(39)
Interest income on scheme assets	17	15
Interest expense on post-retirement scheme obligations	(37)	(34)
Net interest on post-employment defined benefit plan liabilities	(20)	(19)
Credit/(charge) before taxation	(61)	(58)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(1)
Experience gains/(losses) arising on the post-retirement scheme obligations	(18)	(10)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	44	11
Changes in demographic assumptions		1
Remeasurement of the defined benefit liability	$ 25	$ 2